Summary of significant accounting policies (Details)					6 Months Ended			12 Months Ended
	Jun. 01, 2026	Mar. 23, 2026	Mar. 11, 2026	May 23, 2025	Jun. 30, 2026 CNY (¥) segment $ / ¥	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 CNY (¥) segment	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($) $ / ¥	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of significant accounting policies
Transfer of assets from level 1 to level 2					¥ 0			¥ 0
Transfer of assets from level 2 to level 1					0			0
Transfer of assets in and out of level 3					0			0
Transfer of liabilities from level 1 to level 2					0			0
Transfer of liabilities from level 2 to level 1					0			0
Transfer of liabilities in and out of level 3					0			0
Credit loss for accounts receivable					1,430,109	$ 210,772	¥ 1,550,481
Deferred revenue					625,320			¥ 40,942	$ 92,161	$ 6,034	¥ 620,000
Impairment of long-lived assets					0		0
Short term operating lease expense					¥ 51,574,000	$ 7,601,000	0
VAT rate					6.00%	6.00%
Penalties or interest relating to income taxes					¥ 0		0
Employee welfare contribution expenses					¥ 465,232	$ 68,567	¥ 481,920
Number of reportable segments | segment					4	4	3
Number of operating segments | segment					4	4	3
Dilutive securities					¥ 0		¥ 0
Stock split, conversion ratio	0.1	0.04	0.04	0.125
Exchange rate | $ / ¥					6.7851				6.7851
Research and development expenses					¥ 1,547,422	$ 228,062	¥ 873,959